Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (as defined by SEC rules) and certain financial performance of the Company. The MD&C Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” starting on page 31.

The following table provides information regarding compensation paid to our principal executive officer (“PEO”) and other NEOs along with our Total Shareholder Return (“TSR”), the TSR of the S&P U.S. SmallCap Banks Index (“Peer Group”), our net income, and the Company’s PPNI, which is the most important financial performance measure used by the Company to link compensation paid to the NEOs, for 2024, to Company performance.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On: TSR(4)	Peer Group TSR(4)	Net (Loss) Income ($’000)	Company- Selected Measure (PPNI(5)) ($’000)

2024	$1,408,963	$1,350,492	$530,950	$532,453	$109.51	$132.44	$(25,981)	$54,471
2023	$1,472,884	$1,300,579	$550,383	$409,868	$80.80	$112.03	$50,264	$60,440
2022	$1,490,677	$1,352,023	$591,637	$546,792	$86.65	$111.47	$56,573	$66,474
2021	$1,490,370	$1,928,396	$526,957	$602,225	$108.30	$126.43	$77,697	$71,497
2020	$1,459,283	$1,153,554	$528,013	$414,981	$73.99	$90.82	$38,332	$58,551

(1)
Martin K. Birmingham, President and Chief Executive Officer, was the PEO for each of the years presented in the table.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable years’ service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Birmingham’s total compensation to determine the compensation actually paid:

	Martin K. Birmingham
	2024	2023	2022	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$1,408,963	$1,472,884	$1,490,677	$1,490,370	$1,459,283
Minus pension values reported in SCT	$—	$61,032	$—	$21,893	$157,872
Minus fair value of equity awards granted during fiscal year	$362,125	$355,591	$373,097	$364,277	$320,720
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$14,165	$11,877	$45,610	$49,376	$41,473
Plus fair value of equity compensation granted in current year—value at end of year-end	$633,892	$372,537	$309,664	$420,015	$283,680
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(49,180)	$3,021	$3,088	$(3,365)	$(8,031)
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(295,223)	$(143,117)	$(123,919)	$358,170	$(144,259)
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—	$—
Compensation Actually Paid	$1,350,492	$1,300,579	$1,352,023	$1,928,396	$1,153,554

(3)
In 2024, the non-PEO NEOs include W. Jack Plants II, EVP, Chief Financial Officer and Treasurer, Kevin B. Quinn, SVP, Chief Commercial Banking Officer, Samuel J. Burruano, Jr., EVP, Chief Legal Officer and Corporate Secretary, and Laurie R. Collins, SVP, Chief Human Resources Officer; in 2023, the non-PEO NEOs include Messrs. Plants, Quinn, and Burruano and Ms. Collins, and Justin W. Bigham, Former EVP, Chief Community Banking Officer and Sean M. Willett, Former EVP, Chief Administrative Officer; in 2022, the non-PEO NEOs include Messrs. Plants, Bigham, Willett and Quinn; in 2021, the non-PEO NEOs include Messrs. Plants, Bigham, Willett, and Burruano; and in 2020, the non-PEO NEOs include Messrs. Bigham and Willet, Joseph L. Dugan, Former SVP, Chief Experience and Go To Market Officer, Craig Burton, Former SVP, Commercial Real Estate Executive, and William L. Kreienberg, Former EVP, Chief Banking and Revenue Officer. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the average NEO’s total compensation to determine the compensation actually paid:

	Average NEOs
	2024	2023	2022	2021	2020

Total Compensation as reported in SCT	$530,950	$550,383	$591,637	$526,957	$528,013
Minus pension values reported in SCT	$12,201	$18,138	$3,199	$16,521	$16,217
Minus fair value of equity awards granted during fiscal year	$102,270	$91,541	$129,844	$89,072	$90,587
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$12,354	$10,159	$12,316	$10,967	$10,811
Plus fair value of equity compensation granted in current year—value at end of year-end	$179,022	$59,640	$107,769	$102,701	$55,620
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(6,079)	$(1,512)	$(2,535)	$4,978	$(3,048)
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(69,323)	$(23,250)	$(29,352)	$62,215	$(26,039)
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$(75,873)	$—	$—	$(43,572)
Compensation Actually Paid	$532,453	$409,868	$546,792	$602,225	$414,981

(4)
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019 and calculated on December 31 of each 2024, 2023, 2022, 2021 and 2020, respectively. The TSR peer group consists of the S&P U.S. SmallCap Banks, which is the same peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.
(5)
PPNI is a non-GAAP measure that we believe is useful in understanding our financial performance and condition. PPNI equals net income excluding provision for credit losses adjustment net of tax (utilizing marginal tax rate) and the after-tax impact of the fourth quarter 2024 loss on the sale of investment securities and the fourth quarter 2024 provision for litigation settlement. Refer to the GAAP to Non-GAAP Reconciliations in Appendix A.

Company Selected Measure Name	PPNI
Named Executive Officers, Footnote
(3)
In 2024, the non-PEO NEOs include W. Jack Plants II, EVP, Chief Financial Officer and Treasurer, Kevin B. Quinn, SVP, Chief Commercial Banking Officer, Samuel J. Burruano, Jr., EVP, Chief Legal Officer and Corporate Secretary, and Laurie R. Collins, SVP, Chief Human Resources Officer; in 2023, the non-PEO NEOs include Messrs. Plants, Quinn, and Burruano and Ms. Collins, and Justin W. Bigham, Former EVP, Chief Community Banking Officer and Sean M. Willett, Former EVP, Chief Administrative Officer; in 2022, the non-PEO NEOs include Messrs. Plants, Bigham, Willett and Quinn; in 2021, the non-PEO NEOs include Messrs. Plants, Bigham, Willett, and Burruano; and in 2020, the non-PEO NEOs include Messrs. Bigham and Willet, Joseph L. Dugan, Former SVP, Chief Experience and Go To Market Officer, Craig Burton, Former SVP, Commercial Real Estate Executive, and William L. Kreienberg, Former EVP, Chief Banking and Revenue Officer. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the average NEO’s total compensation to determine the compensation actually paid:

Peer Group Issuers, Footnote
(4)
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019 and calculated on December 31 of each 2024, 2023, 2022, 2021 and 2020, respectively. The TSR peer group consists of the S&P U.S. SmallCap Banks, which is the same peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 1,408,963	$ 1,472,884	$ 1,490,677	$ 1,490,370	$ 1,459,283
PEO Actually Paid Compensation Amount	$ 1,350,492	1,300,579	1,352,023	1,928,396	1,153,554
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable years’ service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Birmingham’s total compensation to determine the compensation actually paid:

	Martin K. Birmingham
	2024	2023	2022	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$1,408,963	$1,472,884	$1,490,677	$1,490,370	$1,459,283
Minus pension values reported in SCT	$—	$61,032	$—	$21,893	$157,872
Minus fair value of equity awards granted during fiscal year	$362,125	$355,591	$373,097	$364,277	$320,720
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$14,165	$11,877	$45,610	$49,376	$41,473
Plus fair value of equity compensation granted in current year—value at end of year-end	$633,892	$372,537	$309,664	$420,015	$283,680
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(49,180)	$3,021	$3,088	$(3,365)	$(8,031)
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(295,223)	$(143,117)	$(123,919)	$358,170	$(144,259)
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—	$—
Compensation Actually Paid	$1,350,492	$1,300,579	$1,352,023	$1,928,396	$1,153,554

Non-PEO NEO Average Total Compensation Amount	$ 530,950	550,383	591,637	526,957	528,013
Non-PEO NEO Average Compensation Actually Paid Amount	$ 532,453	409,868	546,792	602,225	414,981
Adjustment to Non-PEO NEO Compensation Footnote
(3)
In 2024, the non-PEO NEOs include W. Jack Plants II, EVP, Chief Financial Officer and Treasurer, Kevin B. Quinn, SVP, Chief Commercial Banking Officer, Samuel J. Burruano, Jr., EVP, Chief Legal Officer and Corporate Secretary, and Laurie R. Collins, SVP, Chief Human Resources Officer; in 2023, the non-PEO NEOs include Messrs. Plants, Quinn, and Burruano and Ms. Collins, and Justin W. Bigham, Former EVP, Chief Community Banking Officer and Sean M. Willett, Former EVP, Chief Administrative Officer; in 2022, the non-PEO NEOs include Messrs. Plants, Bigham, Willett and Quinn; in 2021, the non-PEO NEOs include Messrs. Plants, Bigham, Willett, and Burruano; and in 2020, the non-PEO NEOs include Messrs. Bigham and Willet, Joseph L. Dugan, Former SVP, Chief Experience and Go To Market Officer, Craig Burton, Former SVP, Commercial Real Estate Executive, and William L. Kreienberg, Former EVP, Chief Banking and Revenue Officer. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the average NEO’s total compensation to determine the compensation actually paid:

	Average NEOs
	2024	2023	2022	2021	2020

Total Compensation as reported in SCT	$530,950	$550,383	$591,637	$526,957	$528,013
Minus pension values reported in SCT	$12,201	$18,138	$3,199	$16,521	$16,217
Minus fair value of equity awards granted during fiscal year	$102,270	$91,541	$129,844	$89,072	$90,587
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$12,354	$10,159	$12,316	$10,967	$10,811
Plus fair value of equity compensation granted in current year—value at end of year-end	$179,022	$59,640	$107,769	$102,701	$55,620
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(6,079)	$(1,512)	$(2,535)	$4,978	$(3,048)
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(69,323)	$(23,250)	$(29,352)	$62,215	$(26,039)
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$(75,873)	$—	$—	$(43,572)
Compensation Actually Paid	$532,453	$409,868	$546,792	$602,225	$414,981

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR 2020-2024
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income (Loss) 2020-2024
Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs. PPNI(1) 2020-2024

(1)
PPNI is a non-GAAP measure that we believe is useful in understanding our financial performance and condition. PPNI equals net income excluding provision for credit losses adjustment net of tax (utilizing marginal tax rate) and the after-tax impact of the fourth quarter 2024 loss on the sale of investment securities and the fourth quarter 2024 provision for litigation settlement. Refer to the GAAP to Non-GAAP Reconciliations in Appendix A.

Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. TSR 2020-2024
Tabular List, Table

PERFORMANCE MEASURES

The most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:

Most Important Financial Performance Measures
PPNI
Total Loan Growth
Non-Public Deposit Growth
Net Charge-Off Ratio
Return on Average Equity
Return on Average Assets

Total Shareholder Return Amount	$ 109.51	80.8	86.65	108.3	73.99
Peer Group Total Shareholder Return Amount	132.44	112.03	111.47	126.43	90.82
Net Income (Loss)	$ (25,981,000)	$ 50,264,000	$ 56,573,000	$ 77,697,000	$ 38,332,000
Company Selected Measure Amount	54,471,000	60,440,000	66,474,000	71,497,000	58,551,000
PEO Name	Martin K. Birmingham
Measure:: 1
Pay vs Performance Disclosure
Name	PPNI
Non-GAAP Measure Description
(5)
PPNI is a non-GAAP measure that we believe is useful in understanding our financial performance and condition. PPNI equals net income excluding provision for credit losses adjustment net of tax (utilizing marginal tax rate) and the after-tax impact of the fourth quarter 2024 loss on the sale of investment securities and the fourth quarter 2024 provision for litigation settlement. Refer to the GAAP to Non-GAAP Reconciliations in Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Loan Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Public Deposit Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge-Off Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Average Equity
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Average Assets
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (61,032)	$ 0	$ (21,893)	$ (157,872)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,165	11,877	45,610	49,376	41,473
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	633,892	372,537	309,664	420,015	283,680
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(295,223)	(143,117)	(123,919)	358,170	(144,259)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,180)	3,021	3,088	(3,365)	(8,031)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(362,125)	(355,591)	(373,097)	(364,277)	(320,720)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,201)	(18,138)	(3,199)	(16,521)	(16,217)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,354	10,159	12,316	10,967	10,811
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,270)	(91,541)	(129,844)	(89,072)	(90,587)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,022	59,640	107,769	102,701	55,620
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,323)	(23,250)	(29,352)	62,215	(26,039)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,079)	(1,512)	$ (2,535)	$ 4,978	(3,048)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (75,873)			$ (43,572)